Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Changes in Stockholders' Equity [Abstract]
Cash dividends declared	$ 1.25	$ 1.24	$ 1.20